Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles (Details textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss	$ 21,620	$ 0	$ 3,803
Deferred Tax Asset, Valuation Allowance			$ 321,600
Yanacocha mine [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss		889,000
Yanacocha mine [Member] | US GAAP [Member]
Disclosure of Summary of significant differences between accounting principles followed by the Company and U.S. Generally Accepted Accounting Principles [Line Items]
Impairment loss		$ 933,000